Long-term investments - Combined financial information for the investee companies (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Assets:
Cash and cash equivalents	¥ 1,195,351,730		¥ 602,270,607	¥ 584,762,494	$ 168,361,770
Financial investments	608,198,249		192,619,850		85,662,932
Prepaid expenses and other current assets	48,767,987		71,082,341		6,868,827
Long-term investments	493,411,355		495,994,880		69,495,536
Other non-current assets	55,264,517		67,203,542		7,783,844
TOTAL ASSETS	11,650,024,640		8,837,663,448		1,640,871,650
Liabilities:
Short-term borrowings	565,000,000		70,208,800		79,578,586
Accrued expenses and other current liabilities	575,727,263		476,034,533		81,089,489
Other non-current liabilities	37,571,057		51,193,049		5,291,773
TOTAL LIABILITIES	5,802,900,353		4,084,408,756		817,321,420
Total net revenue	4,814,884,030	$ 678,162,231	3,562,950,115	3,626,465,105
Net income	1,186,793,974	167,156,435	811,996,439	¥ 825,407,023
Consolidated investee companies
Assets:
Cash and cash equivalents	156,369,105		274,926,779		22,024,128
Financial investments	5,313,961,988		2,952,624,941		748,455,892
Prepaid expenses and other current assets	466,272,257		454,270,439		65,673,074
Long-term investments	527,245,707		416,823,932		74,261,005
Other non-current assets	1,560,057,412		1,845,308,140		219,729,491
TOTAL ASSETS	8,023,906,469		5,943,954,231		1,130,143,590
Liabilities:
Short-term borrowings			38,711,000
Accrued expenses and other current liabilities	4,406,921,935		2,772,708,125		620,701,973
Long-term borrowings	1,014,200,000		926,420,194		142,847,082
Other non-current liabilities	1,258,733		1,376,249		177,289
TOTAL LIABILITIES	5,422,380,668		3,739,215,568		$ 763,726,344
Total net revenue	383,611,655	54,030,572	336,391,921
Net income	¥ 193,845,592	$ 27,302,581	¥ (170,276,127)